Annual Total Returns (Vanguard Inflation-Protected Securities Fund - Institutional Shares Institutional) (Vanguard Inflation-Protected Securities Fund, Vanguard Inflation-Protected Securities Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2013
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Annual Total Return
2013	(8.83%)
2012	6.87%
2011	13.39%
2010	6.33%
2009	11.03%
2008	(2.81%)
2007	11.82%
2006	0.46%
2005	2.78%
2004	8.25%